Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss	$ (2,600)	$ (3,228)
Interest accrued on convertible preferred shares		$ (23)
Net loss available for allocation	(2,600)	(3,251)
Net loss attributed to Ordinary Shares	(2,600)	(191)
Net loss attributed to preferred shares		(3,060)
Denominator:
Number of Ordinary Shares	5,954,122	162,198
Number of convertible preferred shares		2,603,652
Weighted-average shares outstanding, basic	5,954,122	2,765,850
Weighted-average shares outstanding, diluted	5,954,122	2,765,850
Net loss per share, basic	$ (0.44)	$ (1.17)
Net loss per share, diluted	$ (0.44)	$ (1.17)
Ordinary Shares [Member]
Numerator:
Net loss
Denominator:
Net loss per share, basic	$ (0.44)	$ (1.17)
Net loss per share, diluted	(0.44)	(1.17)
Preferred Shares [Member]
Denominator:
Net loss per share, basic		(1.17)
Net loss per share, diluted		$ (1.17)